Accrued Expenses and Other Current Liabilities	12 Months Ended
Sep. 30, 2022
Accrued Expenses And Other Current Liabilities Abstract
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

NOTE 11 – ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities as of September 30, 2022 and 2021 consisted of the following:

	September 30, 2022	September 30, 2021
Deferred government subsidies	$999,685	$1,185,945
Current portion of long-term payable	165,144	876,580
Notes payable	150,973	-
Taxes payable	250,718	-
Other payables and accruals	383,602	569,845
Total	$1,950,122	$2,632,370

Deferred government subsidies were government subsidies the Company received from the local governments related to certain assets that will be amortized in the depreciated periods of the assets.